OTHER LIABILITIES - NON CURRENT AND CURRENT (Narrative) (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Usiminas
Disclosure of defined benefit plans [line items]
Post-retirement benefits guaranteed with property, plant and equipment	$ 215.0
Bottom of range
Disclosure of defined benefit plans [line items]
Estimate of contributions expected to be paid to plan for next five years	148.1
Top of range
Disclosure of defined benefit plans [line items]
Estimate of contributions expected to be paid to plan for next five years	$ 163.7
Fair value of plan assets | Usiminas
Disclosure of defined benefit plans [line items]
Number of shares outstanding (shares)	34,109,762	34,109,762